UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2004
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Advance Capital Management, Inc.
Address:  	One Towne Square, Suite 444
            Southfield, MI  48076-3704

Form 13F File Number:   28-6474
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert J. Cappelli
Title:    Vice-President
Phone:    (248) 350-8543

Signature, Place, and Date of Signing:

  /S/ Robert J. Cappelli     	                Southfield, MI   	   5/6/04
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[  ]  13F HOLDINGS REPORT.  (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number                       Name
               28-115                       T. Rowe Price
     ----------------------------         ------------------
     [Repeat as necessary.]


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                          -----------------
Form 13F Information Table Entry Total:          104
                                          -----------------
Form 13F Information Table Value Total:   $     51,382
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number            Name

       --------            ----------------------          --------------
[Repeat as necessary.]



                                                       SUMMARY TABLE
                                                       March 31, 2004

                                      TITLE            VALUE                                     VOTING
                                      OF               IN       SHARES/  SH/  PUT/ INVESTMT      SOLE
       NAME OF ISSUER                 CLASS CUSIP      $1,000'S PRN AMT  PRN  CALL DSCRETN  MGRS AUTHORITY
AA     ALCOA                          COM   013817101  28       800                SOLE          800
ABT    ABBOTT LABS                    COM   002824100  456      11,100             SOLE          11,100
ADI    ANALOG DEVICES                 COM   032654105  101      2,100              SOLE          2,100
ADP    AUTOMATIC DATA PROCESSING      COM   53015103   504      12,000             SOLE          12,000
AGN    ALLERGAN                       COM   018490102  488      5,800              SOLE          5,800
AIG    AMERICAN INTERNATIONAL GROUP   COM   026874107  843      11,819             SOLE          11,819
AMAT   APPLIED MATERIALS              COM   038222105  471      22,100             SOLE          22,100
AMGN   AMGEN                          COM   031162100  675      11,600             SOLE          11,600
APOL   APOLLO GROUP                   COM   037604105  543      6,300              SOLE          6,300
AZO    AUTOZONE                       COM   053332102  365      4,250              SOLE          4,250
BA     BOEING                         COM   097023105  16       400                SOLE          400
BAC    BANKAMERICA                    COM   06605F102  308      3,800              SOLE          3,800
BBBY   BED BATH & BEYOND              COM   075896100  406      9,700              SOLE          9,700
BBY    BEST BUY                       COM   086516101  460      8,900              SOLE          8,900
BK     BANK OF NEW YORK               COM   064057102  13       400                SOLE          400
BMET   BIOMET                         COM   90613100   456      11,900             SOLE          11,900
BRK/A  BERKSHIRE HATHAWAY             COM   084670108  280      3                  SOLE          3
BRL    BARR PHARMACEUTICALS           COM   068306109  227      4,950              SOLE          4,950
BSC    BEAR STEARNS                   COM   073902108  395      4,500              SOLE          4,500
BSX    BOSTON SCIENTIFIC              COM   101137107  237      5,600              SOLE          5,600
BUD    ANHEUSER BUSCH                 COM   035229103  405      7,950              SOLE          7,950
C      CITIGROUP                      COM   172967101  1,415    27,370             SOLE          27,370
CAH    CARDINAL HEALTHCARE            COM   14149Y108  548      7,957              SOLE          7,957
CMCSK  COMCAST                        COM   200300200  354      12,700             SOLE          12,700
CSCO   CISCO SYSTEMS                  COM   17275R102  1,890    80,200             SOLE          80,200
CTAS   CINTAS                         COM   172908105  478      11,000             SOLE          11,000
CVX    CHEVRONTEXACO                  COM   166764100  369      4,200              SOLE          4,200
DD     DUPONT                         COM   263534109  17       400                SOLE          400
DELL   DELL COMPUTER                  COM   247025109  1,328    39,500             SOLE          39,500
DIS    DISNEY (WALT) CO.              COM   254687106  321      12,850             SOLE          12,850
DUK    DUKE                           COM   264399106  19       828                SOLE          828
EBAY   EBAY                           COM   278642103  416      6,000              SOLE          6,000
ERTS   ELECTRONIC ARTS                COM   285512109  489      9,100              SOLE          9,100
F      FORD MOTOR COMPANY             COM   345370100  10       699                SOLE          699
FDC    FIRST DATA CORP                COM   319963104  447      10,600             SOLE          10,600
FITB   FIFTH THIRD BANK               COM   316773100  277      5,000              SOLE          5,000
FNM    FEDERAL NATIONAL MTGE ASSOC.   COM   313586109  625      8,400              SOLE          8,400
FRE    FREDDIE MAC                    COM   313400301  278      4,700              SOLE          4,700
FRX    FOREST LABS                    COM   345838106  430      6,000              SOLE          6,000
G      GILLETTE                       COM   375766102  430      11,000             SOLE          11,000
GCI    GANNETT                        COM   364730101  35       400                SOLE          400
GDT    GUIDANT                        COM   401698105  247      3,900              SOLE          3,900
GE     GENERAL ELECTRIC               COM   369604103  1,864    61,060             SOLE          61,060
GENZ   GENZYME                        COM   372917104  211      4,500              SOLE          4,500
GILD   GILEAD SCIENCES                COM   375558103  477      8,600              SOLE          8,600
GM     GENERAL MOTORS                 COM   370442105  16       344                SOLE          344
HD     HOME DEPOT                     COM   437076102  471      12,600             SOLE          12,600
HDI    HARLEY DAVIDSON                COM   412822108  389      7,300              SOLE          7,300
IACI   INTERACTIVE CORP               COM   45840Q101  316      10,000             SOLE          10,000
IBM    INTL BUS MACHINES              COM   459200101  1,148    12,500             SOLE          12,500
IGT    INTERNATIONAL GAME TECH        COM   459902102  598      13,300             SOLE          13,300
INTC   INTEL                          COM   458140100  1,869    68,700             SOLE          68,700
INTU   INTUIT                         COM   461202103  330      7,400              SOLE          7,400
ITW    ILLINOIS TOOLWORKS             COM   452308109  444      5,600              SOLE          5,600
JNJ    JOHNSON & JOHNSON              COM   478160104  908      17,900             SOLE          17,900
JPM    J. P. MORGAN                   COM   616880100  428      10,200             SOLE          10,200
KLAC   KLA TENCOR                     COM   482480100  362      7,200              SOLE          7,200
KO     COCA-COLA COMPANY              COM   191216100  971      19,300             SOLE          19,300
KRB    MBNA                           COM   55262L100  307      11,100             SOLE          11,100
KSS    KOHLS                          COM   500255104  333      6,900              SOLE          6,900
LLTC   LINEAR TECHNOLOGY              COM   535678106  434      11,700             SOLE          11,700
LLY    LILLY (ELI) & CO.              COM   532457108  421      6,300              SOLE          6,300
LOW    LOWES                          COM   548661107  471      8,400              SOLE          8,400
LXK    LEXMARK                        COM   529771107  497      5,400              SOLE          5,400
MDT    MEDTRONIC                      COM   585055106  478      10,000             SOLE          10,000
MHS    MEDCO HEALTH SOLUTIONS         COM   58405U102  68       2,002              SOLE          2,002
MMC    MARSH & MCLENNAN               COM   571748102  324      7,000              SOLE          7,000
MMM    3M                             COM   88579Y101  532      6,500              SOLE          6,500
MRK    MERCK                          COM   589331107  588      13,300             SOLE          13,300
MSFT   MICROSOFT                      COM   594918104  2,074    83,200             SOLE          83,200
MWD    MORGAN STANLEY DEAN WITTER     COM   617446448  275      4,800              SOLE          4,800
MXIM   MAXIM INTEGRATED               COM   57772K101  418      8,900              SOLE          8,900
ONE    BANK ONE                       COM   06423A103  311      5,700              SOLE          5,700
ORCL   ORACLE SYSTEMS                 COM   68389X105  877      73,100             SOLE          73,100
PAYX   PAYCHEX                        COM   704326107  415      11,650             SOLE          11,650
PEP    PEPSICO                        COM   713448108  517      9,600              SOLE          9,600
PFE    PFIZER                         COM   717081103  1,173    33,475             SOLE          33,475
PG     PROCTOR & GAMBLE               COM   742718109  1,122    10,700             SOLE          10,700
QCOM   QUALCOMM                       COM   747525103  998      15,050             SOLE          15,050
QLGC   QLOGIC                         COM   747277101  198      6,000              SOLE          6,000
RD     ROYAL DUTCH PETROLEUM - ADR    COM   780257804  723      15,200             SOLE          15,200
SBUX   STARBUCKS                      COM   855244109  523      13,800             SOLE          13,800
STT    STATE STREET BOSTON            COM   857477103  58       1,120              SOLE          1,120
SYK    STRYKER                        COM   863667101  487      5,500              SOLE          5,500
SYMC   SYMANTEC                       COM   871503108  319      6,900              SOLE          6,900
SYY    SYSCO                          COM   871829107  441      11,300             SOLE          11,300
TAP/A  TRAVELERS A                    COM   89420G109  2        39                 SOLE          39
TAP/B  TRAVELERS B                    COM   89420G406  1        80                 SOLE          80
TJX    TJX COMPANIES                  COM   872540109  241      9,800              SOLE          9,800
TWX    TIME WARNER                    COM   887317105  379      22,450             SOLE          22,450
TXN    TEXAS INSTRUMENTS              COM   882508104  368      12,600             SOLE          12,600
UNH    UNITED HEALTH                  COM   91324P102  554      8,600              SOLE          8,600
UPS    UNITED PARCEL SERVICE          COM   911312106  489      7,000              SOLE          7,000
UTX    UNITED TECHNOLOGIES            COM   913017109  423      4,900              SOLE          4,900
VOD    VODAFONE                       COM   92857W100  16       675                SOLE          675
VRTSE  VERITAS                        COM   923436109  355      13,200             SOLE          13,200
VZ     VERIZON                        COM   92343V104  309      8,446              SOLE          8,446
WAG    WALGREEN                       COM   931422109  231      7,000              SOLE          7,000
WEC    WISCONSIN ENERGY               COM   976657106  9        292                SOLE          292
WFC    WELLS FARGO                    COM   949746101  805      14,200             SOLE          14,200
WMT    WAL-MART STORES                COM   931142103  1,743    29,200             SOLE          29,200
WWY    WRIGLEYS                       COM   982526105  420      7,100              SOLE          7,100
WYE    WYETH                          COM   983024100  319      8,500              SOLE          8,500
XLNX   XILINX                         COM   983919101  434      11,500             SOLE          11,500

       TOTAL                                           51,382



* PLEASE NOTE THAT T. ROWE PRICE ASSOCIATES IS THE
SUB-ADVISOR FOR THE STOCKS IN THE ADVANCE CAPITAL I
BALANCED FUND AND EQUITY GROWTH FUND.  THEY HAVE
FILED THESE SECURITIES ON OUR BEHALF ON THEIR
FORM 13F REPORT.